Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Basis of Fair Value Measurements
Basis of Fair Value Measurements

	Balance	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Balance at December 31, 2018
Financial assets:
Cash equivalents (included in cash and cash equivalents)	$7,874	$—	$7,874	$—
Interest rate cap (included in other assets)	2,583	—	2,583	—
Total financial assets	$10,457	$—	$10,457	$—
Balance at December 31, 2019
Financial assets:
Cash equivalents (included in cash and cash equivalents)	$2,834	$—	$2,834	$—
Interest rate cap (included in other assets)	6	—	6	—
Total financial assets	$2,840	$—	$2,840	$—